Loan Receivable	9 Months Ended
Sep. 30, 2011
Loans Receivable [Abstract]
Loans Receivable Disclosure [Text Block]
NOTE 4 – LOAN RECEIVABLE

Loan receivable consisted of non-interest bearing loans to a third-party individual who has a personal relationship with the Company’s chief executive officer. These loans are unsecured and generally have no specific repayments terms. The Company has collected the loan receivable in full through inventory and cash collections during the nine months ended September 30, 2011. At September 30, 2011 and December 31, 2010, loans receivable consisted of the following:

	September 30, 2011	December 31, 2010
	(Unaudited)
Zhuang Weizhou	$-	$6,049,790